Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan

1. Description of Plan

The following description of the NOV Inc. 401(k) Plan (the “Plan”) is provided for general information only. Participants should refer to the Summary Plan Description for a more complete description of the Plan’s provisions, a copy of which is available from NOV Inc. (the “Company” or “Plan Sponsor”).

General

The Plan was established effective April 1, 1987, for the benefit of the Company’s employees. It is a multiple-employer defined contribution plan that covers substantially all domestic employees who have completed at least one hour of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

Effective April 1, 2025, the Company completed the merger of the 401(k) retirement plans previously maintained by Keystone Tower Systems, Inc. and Extract Companies, LLC, both of which were acquired in 2024, into the Plan. These mergers were executed to streamline plan administration and unify retirement benefits across the organization. As of the merger dates, all participant account balances and associated plan assets were transferred into the Plan, totaling approximately $9 million, of which approximately $1 million related to Keystone and $8 million related to Extract. The merger is reflected as a transfer into the Plan in the statement of changes in net assets available for benefits for the year ended December 31, 2025.

Contributions

Participants may make both pretax and after-tax contributions to the Plan. Pretax salary deferral contributions may range from 1% to 75% (less any after-tax contributions, required withholdings, or other elected deductions) of compensation, subject to certain Internal Revenue Service (IRS) limitations. Participants may also designate their salary deferral contributions as Roth contributions. After-tax contributions may range from 1% to 18% of eligible compensation. However, the total of all pretax and after-tax contributions, required withholdings, and other elected deductions cannot exceed 100% of eligible compensation. The Plan provides for the automatic enrollment and payroll deduction of 5% of a newly eligible employee’s compensation as soon as practical following 60 days after employment for most participants, except for certain employees covered by a collective bargaining agreement who may have a different percentage based on their collective bargaining agreement. Participants age 50 and older may contribute additional pre-tax catch-up contributions, subject to IRS guidelines.

The Company may also make a discretionary contribution to the Plan. There were no discretionary contributions made for the year ended December 31, 2025.

Vesting

Participants are immediately 100% vested in their participant and employer contributions and the related earnings that have been credited to their accounts, except for certain employees covered by a collective bargaining agreement who may have a different vesting based on their collective bargaining agreement.

Benefit Payments

The Plan pays lump-sum benefits upon retirement, disability, death, or termination of employment. In-service withdrawals, subject to certain rules and restrictions, may also be made from certain account balances.

Notes Receivable from Participants

The Plan includes a loan provision that permits participants to borrow a minimum of $1,000 up to the lesser of $50,000 or 50% of the total value of their Plan assets. The loans are payable in principal installments, plus interest, at prime plus one percent through payroll deductions and are due in one- to five-year terms, unless the loan is used to acquire a principal residence, in which case the loan term cannot exceed ten years. Repayments are made ratably through payroll deductions.

Participant loans are recorded in the financial statements as notes receivable from participants at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses was recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.

Administrative Expenses

Certain administrative expenses are paid from the Plan’s assets. All other Plan expenses are paid by the Company.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In any event, participants remain 100% vested in their accounts. Upon termination, Plan assets would be distributed to participants as prescribed by ERISA.